Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the period	$ 17,308	$ 9,117
(Reversal of) Allowance for expected credit loss	(16,062)	4,512
Exchange rate difference	122	(116)
Balance at end of the period	$ 1,368	$ 13,513